Principal Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel
August 27, 2026
Via EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE: Principal Funds, Inc. (the "Registrant"), File Nos. 033-59474, 811-07572
To whom it may concern:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies the form of Prospectus and Statement of Additional Information that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from that contained in the Registrant’s most recent Post-Effective Amendment to its Registration Statement on Form N-1A. That Post-Effective Amendment (#295) was filed electronically with the Securities and Exchange Commission on August 25, 2026 (Accession No. 0000898745-26-000842).
If you have any questions regarding this filing, please contact me at 515-247-6651.
Sincerely,
/s/ John L. Sullivan
John L. Sullivan
Counsel and Assistant Secretary, Registrant